Note 9 - Segment Data (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	2015	2014
	(000's omitted)
Revenue:
Preneed and burial products	$48,894	$47,445
Traditional and universal life products	16,746	21,226
Administrative and financial services	1,357	1,244
Corporate and other	1,180	983
Total	$68,177	$70,898

Pre-tax income (loss) from operations:
Preneed and burial products	$(496)	$(34)
Traditional and universal life products	742	1,286
Administrative and financial services	274	284
Corporate and other	384	160
Total	$904	$1,696

Assets:
Preneed and burial products	$374,793	$375,219
Traditional and universal life products	123,823	120,377
Administrative and financial services	9,706	9,496
Corporate and other	61,716	80,121
Total	$570,038	$585,213

Amortization and depreciation expense:
Preneed and burial products	$5,641	$5,458
Traditional and universal life products	1,538	1,987
Administrative and financial services	214	278
Corporate and other	310	373
Total	$7,703	$8,096